EARNINGS PER SHARE - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	57.9	85.8	80.8